Business Combinations (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Goodwill [Member]
Business Combinations (Details) [Line Items]
Goodwill	$ 8,846,867
Business Combination [Member]
Business Combinations (Details) [Line Items]
Total purchase	$ 17,374,118
Zhongrun [Member]
Business Combinations (Details) [Line Items]
Ownership percentage	75.00%
Chuangying [Member]
Business Combinations (Details) [Line Items]
Ownership percentage	100.00%